ASSET RETIREMENT OBLIGATION (Details)	Sep. 30, 2013
ASSET RETIREMENT OBLIGATION AS FOLLOWS:
Annual credit adjusted risk free discount rate Minimum	6.12%
Annual credit adjusted risk free discount rate Maximum	7.62%